May 6, 2021
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549
RE:	Minnesota Life Variable Life Account File Numbers 333-120704 and 811-4585 Post-Effective Amendment Number 22
Dear Ladies and Gentlemen:
On behalf of Minnesota Life Variable Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 28, 2021.
Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.
Sincerely,
/s/ Timothy E. Wuestenhagen
Timothy E. Wuestenhagen
Senior Counsel